Earnings per unit and cash distributions	9 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Earnings per unit and cash distributions
Earnings per unit and cash distributions
The calculations of basic and diluted earnings per unit are presented below

(In US$ millions,except per unit amounts)	Three months ended September 30, 2013	Nine months ended September 30, 2013

Net income attributable to Seadrill Partners LLC	$14.2	$56.1
Less: distributions paid (1)	19.1	52.4
(Over)/Undistributed earnings	(4.9)	3.7

Net income attributable to:
Common unitholders	12.0	34.2
Subordinated unitholders	2.2	21.9
Incentive distribution rights	—	—
	14.2	56.1

Weighted average units outstanding (basic and diluted) (in thousands):
Common unitholders	24,815	24,815
Subordinated unitholders	16,543	16,543

Earnings per unit (basic and diluted):
Common unitholders	$0.48	$1.38
Subordinated unitholders	$0.13	$1.32

Cash distributions declared and paid in the period per unit (2):	0.4175	0.4175
Subsequent event: Cash distributions declared and paid per unit relating to the period (3):	0.4275	0.4275

(1)	This refers to distributions paid or to be paid in relation to the period irrespective of the declaration and payment dates and based on the number of units as of the record date.

(2)	Refers to cash distribution declared and paid during the period.

(3)	Refers to cash distribution declared and paid subsequent to the period end.

Earnings per unit information has not been presented for any period prior to the Company’s IPO as the information is not comparable due to the change in the Company’s structure and the basis of preparation of the financial statements as described in Note 1.

As of September 30, 2013 and December 31, 2012, of the Company's total number of units outstanding, 24.3% were held by the public and the remaining units were held by Seadrill.

Earnings per unit are determined by adjusting net income for the period by distributions made or to be made in relation to the period. The resulting earnings figure is divided by the weighted-average number of units outstanding during the period.

The common unitholders' and subordinated unitholder's interests in net income are calculated as if all net income was distributed according to the terms of the Company's First Amended and Restated Operating Agreement ("Operating Agreement"), regardless of whether those earnings would or could be distributed. The Operating Agreement does not provide for the distribution of net income; rather, it provides for the distribution of available cash, which is a contractually defined term that generally means all cash on hand at the end of the quarter after establishment of cash reserves determined by the Company's board of directors to provide for the proper conduct of the Company's business including reserves for maintenance and replacement capital expenditure and anticipated credit needs. Therefore the earnings per unit is not indicative of potential cash distributions that may be made based on historic or future earnings. Unlike available cash, net income is affected by non-cash items, such as depreciation and amortization, unrealized gains (losses) on non-designated derivative instruments and foreign currency translation gains (losses).

Under the Operating Agreement, during the subordination period, the common units will have the right to receive distributions of available cash from operating surplus in an amount equal to the minimum quarterly distribution of $0.3875 per unit per quarter, plus any arrearages in the payment of minimum quarterly distribution on the common units from prior quarters, before any distributions of available cash from operating surplus may be made on the subordinated units.

The amount of the minimum quarterly distribution is $0.3875 per unit or $1.55 per unit on an annualized basis and is made in the following manner, during the subordination period:

First, to the common unitholders, pro rata, until the Company distributes for each outstanding common unit an amount equal to the minimum quarterly distribution for that quarter;

Second, to the common unitholders, pro rata, until each common unit has received an amount equal to any arrearages in payment of the minimum quarterly distribution on the common units for prior quarters during the subordination period; and

Third, to the holders of subordinated units, pro rata, until each subordinated unit has received a minimum quarterly distribution for that quarter;

After the Company has distributed available cash from operating surplus to the common and subordinated unitholders in an amount equal to the minimum quarterly distribution and the Company has distributed available cash from operating surplus on outstanding common units in an amount necessary to eliminate any cumulative arrearages in payment of the minimum quarterly distribution;

Then, the Company will distribute any additional available cash from operating surplus for that quarter among the unitholders in the following manner:

•	first, 100% to all unitholders, until each unitholder receives a total of $0.4456 per unit for that quarter (the "first target distribution");

•
second, 85.0% to all unitholders, pro rata, and 15.0% to the holders of the incentive distribution rights, pro rata, until each unitholder receives a total of $0.4844 per unit for that quarter (the "second target distribution");

•
third, 75.0% to all unitholders, pro rata, and 25.0% to the holders of the incentive distribution rights, pro rata, until each unitholder receives a total of $0.5813 per unit for that quarter (the "third target distribution"); and

•	thereafter, 50.0% to all unitholders, and 50.0% to the holders of the incentive distribution rights, pro rata.

In each case, the amount of the target distribution set forth above is exclusive of any distributions to common unitholders to eliminate any cumulative arrearages in payment of the minimum quarterly distribution. The percentage interests set forth above assumes that the Company does not issue additional classes of equity securities.